Restatement of previously issued financial statements	3 Months Ended	12 Months Ended
	Sep. 30, 2015	Jun. 30, 2015
Restatement of previously issued financial statements [Abstract]
Restatement of previously issued financial statements
2	Restatement of previously issued financial statements

In our 2015 Annual Report on Form 10-K/A, we restated our previously issued consolidated financial statements and the related disclosures for the fiscal years ended June 30, 2015 and June 30, 2014 and for each of the periods ended March 31, 2013, June 30, 2013, September 30, 2013, December 31, 2013, March 31, 2014, September 30, 2014, December 31, 2014, and March 31, 2015 (the "Restated Periods").

The restatement is the result of our corrections for the effect of financial statement errors attributable to the incorrect accounting for certain warrants issued for placement agent services issued on March 6, 2013 (the “Placement Agent Warrants”). The Placement Agent Warrants were improperly accounted for as equity instruments at the time they were issued. During the preparation of our first quarter of fiscal 2016, we discovered that the Placement Agent Warrants represented a derivative liability and should not have been recognized as equity. The exercise price of the Placement Agent Warrants is subject to adjustment in certain circumstances. The public equity financing that was completed in August 2015 resulted in the exercise price of the Placement Agent Warrants being reduced. Accordingly, we have classified the Placement Agent Warrants as a derivative liability on the Consolidated Balance Sheets at June 30, 2015 and June 30, 2014 as well as recognized the gain/loss from the revaluation of the derivative liability in the Consolidated Statement of Operations and Comprehensive Loss of the years ended June 30, 2015 and June 30, 2014. We have also reflected the cumulative impact of the fair value adjustments from March 6, 2013 to June 30, 2013 in the accumulated deficit.

The aggregate impacts of correcting the errors relating to the Placement Agent Warrants as of and for the quarter ended September 30, 2014 were as follows:

	September 30, 2014
	As previously reported $	Restatement adjustment $	As restated $

Change in fair value of derivative liability	368,594	194,375	562,969
Loss for the period	1,322,361	194,375	1,516,736
Basic and diluted loss per share	0.04	0.00	0.04

	September 30, 2014
	As previously reported $	Restatement adjustment $	As restated $

Derivative liability	3,458,662	1,976,015	5,434,677
Additional paid-in capital	13,982,362	(136,800)	13,845,562
Warrants	6,187,805	(6,048,994)	138,811
Accumulated deficit	(19,985,775)	4,209,779	(15,775,996)

We assessed the impact of these errors on our previously issued financial statements and concluded that the combined impact of these errors was material to our financial statements. Consequently, we have restated the prior period financial statements identified above. All amounts in our consolidated financial statements in this Quarterly Report on Form 10-Q affected by the restatement adjustments reflect such amounts as restated.

2	Restatement of previously issued financial statements

We are restating herein our previously issued consolidated financial statements and the related disclosures for the years ended June 30, 2015 and June 30, 2014 (the "Restated Periods").

The restatement is the result of our corrections for the effect of financial statement errors attributable to the incorrect accounting for certain warrants issued for placement agent services issued on March 6, 2013 (the “Placement Agent Warrants”) (note 7). The Placement Agent Warrants were improperly accounted for as equity instruments at the time they were issued. During the preparation of our first quarter of fiscal 2016, we discovered that the Placement Agent Warrants represented a derivative liability and should not have been recognized as equity because the exercise price of the Placement Agent Warrants is subject to adjustment in certain circumstances. The public offering financing that was completed in August 2015 resulted in the exercise price of the Placement Agent Warrants being reduced from $0.80 to $0.786. Accordingly, we have classified the Placement Agent Warrants as a derivative liability on the Consolidated Balance Sheets at June 30, 2015 and June 30, 2014 as well as recognized the gain/loss from the revaluation of the derivative liability in the Consolidated Statement of Operations and Comprehensive Loss of the years ended June 30, 2015 and June 30, 2014. We have also reflected the cumulative impact of the fair value adjustments from March 6, 2013 to June 30, 2014 in the accumulated deficit. In addition, we have provided quarterly financial information to reflect the impacts of the restatement adjustments for the quarters ended March 31, 2013, June 30, 2013, September 30, 2013, December 31, 2013, March 31, 2014, September 30, 2014, December 31, 2014, and March 31, 2015 (note 14).

The errors did not impact cash used in operations or cash flows from financing in our Consolidated Statement of Cash Flows nor did it impact our working capital.

The aggregate impacts of correcting the errors relating to the Placement Agent Warrants as of and for the years ended June 30, 2015 and June 30, 2014 were as follows:

Restatement Adjustments to Previously Reported Balance Sheet - Increase/(Decrease)

	June 30, 2015 $	June 30, 2014 $

Derivative liability	1,333,377	1,781,640

Additional paid-in capital	(136,800)	(136,800)

Warrants	(6,048,994)	(6,048,994)

Accumulated deficit	4,852,417	4,404,154

Restatement Adjustments to Previously Reported Statement of Operations and Comprehensive Loss - Increase/(Decrease)

	June 30, 2015 $	June 30, 2014 $

Change in fair value of derivative liability	448,263	3,229,060

We assessed the impact of these errors on our previously issued annual financial statements and concluded that the combined impact of these errors was material to the financial statements. Consequently, we have restated the prior period financial statements identified above. All amounts in our consolidated financial statements affected by the restatement adjustments reflect such amounts as restated.

The net effect of the restatement adjustments related to the years prior to fiscal 2014 are reflected as an adjustment to the beginning balances for fiscal 2014. The cumulative impact of the adjustments decreased the accumulated deficit by $1,175,094, decreased warrants by $6,288,594, and increased the derivative liability by $5,113,500 as of the beginning of fiscal 2014.

Comparison of restated financial statements to financial statements as previously reported

The following tables compare our previously reported Consolidated Balance Sheets as of June 30, 2015 and June 30, 2014 and the previously reported Consolidated Statements of Operations and Comprehensive Loss for the fiscal years ended June 30, 2015 and June 30, 2014 to the corresponding restated financial statements for those years as restated.

Consolidated Balance Sheets

	June 30, 2015
	As previously reported $	Restatement adjustments $	As restated $

Assets

Current assets
Cash and cash equivalents	1,754,433	-	1,754,433
Taxes and other receivables	25,831	-	25,831
Prepaid expenses	245,038	-	245,038
Deferred costs	550,119	-	550,119

	2,575,421	-	2,575,421

Liabilities

Current liabilities
Accounts payable and accrued liabilities	762,265	-	762,265
Related party payables	90,820	-	90,820

	853,085	-	853,085

Loan payable to Valent	-	-	-

Stock option liability	179,445	-	179,445

Derivative liability	1,031,004	1,333,377	2,364,381

	2,063,534	1,333,377	3,396,911

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
278,530 Series A issued at June 30, 2015	278,530	-	278,530
1 special voting share issued at June 30, 2015	-	-	-

Common stock
Authorized
200,000,000 shares, $0.001 par value
39,455,931 issued at June 30, 2015	39,456	-	39,456

Additional paid-in capital	17,500,008	(136,800)	17,363,208

Warrants	6,138,426	(6,048,994)	89,432

Accumulated deficit	(23,465,711)	4,852,417	(18,613,294)

Accumulated other comprehensive income	21,178	-	21,178

	511,887	(1,333,377)	(821,490)

	2,575,421	-	2,575,421

	June 30, 2014
	As previously reported $	Restatement adjustments $	As restated $

Assets

Current assets
Cash and cash equivalents	4,759,711	-	4,759,711
Taxes and other receivables	9,572	-	9,572
Prepaid expenses	234,627	-	234,627

	5,003,910	-	5,003,910

Liabilities

Current liabilities
Accounts payable and accrued liabilities	244,906	-	244,906
Related party payables	54,960	-	54,960

	299,866	-	299,866

Loan payable to Valent	276,439	-	276,439

Stock option liability	217,759	-	217,759

Derivative liability	3,329,367	1,781,640	5,111,007

	4,123,431	1,780,640	5,905,071

Stockholders’ Equity (Deficiency)

Preferred stock
Authorized
5,000,000 shares, $0.001 par value
1 special voting share outstanding issued at June 30, 2014	-	-	-

Common stock
Authorized
200,000,000 shares, $0.001 par value
35,992,343 issued at June 30, 2014	35,992	-	35,992

Additional paid-in capital	13,286,278	(136,800)	13,149,478

Warrants	6,200,445	(6,048,994)	151,451

Accumulated deficit	(18,663,414)	4,404,154	(14,259,260)

Accumulated other comprehensive income	21,178	-	21,178

	880,479	(1,781,640)	(901,161)

	5,003,910	-	5,003,910

Consolidated Statements of Operations and Comprehensive Loss

	June 30, 2015
	As previously reported $	Restatement adjustment $	As restated $

Expenses
Research and development	2,555,754	-	2,555,754
General and administrative	2,168,899	-	2,168,899

	4,724,653	-	4,724,653

Other (income) loss
Change in fair value of derivative liability	(179,170)	(448,263)	(627,433)
Change in fair value of derivative liability due to change in warrant terms	(23,658)	-	(23,658)
Loss on exchange of warrants	249,062	-	249,062
Foreign exchange (gain) loss	23,415	-	23,415
Interest expense	2,091	-	2,091
Interest income	(363)	-	(363)

	71,377	(448,263)	(376,886)

Loss for the period	4,796,030	(448,263)	4,347,767

Basic and diluted loss per share	0.13	(0.02)	0.11

Basic weighted average number of shares	38,067,516	-	38,067,516

	June 30, 2014
	As previously reported $	Restatement adjustment $	As restated $

Expenses
Research and development	2,119,217	-	2,119,217
General and administrative	3,134,409	-	3,134,409

	5,253,626	-	5,253,626

Other (income) loss
Change in fair value of derivative liability	(8,300,438)	(3,229,060)	(11,529,498)
Change in fair value of derivative liability due to change in warrant terms	(111,179)	-	(111,179)

Foreign exchange (gain) loss	22,581	-	22,581
Interest expense	8,140	-	8,140
Interest income	(2,078)	-	(2,078)

	(8,382,974)	(3,229,060)	(11,612,034)

Income for the period	(3,129,348)	(3,229,060)	(6,358,408)

Basic income per share	(0.10)	(0.10)	(0.20)
Diluted income per share	0.00	0.00	0.00

Basic weighted average number of shares	31,969,595	-	31,969,595
Diluted weighted average number of shares	39,090,331	-	39,090,331